American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Municipal Fixed Income ETF
May 31, 2023

Avantis Core Municipal Fixed Income ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Principal Amount ($)/ Shares	Value ($)
MUNICIPAL SECURITIES — 98.7%
Alabama — 1.4%
Alabama Federal Aid Highway Finance Authority Rev., 5.00%, 9/1/24(1)	100,000	102,142
Alabama Federal Aid Highway Finance Authority Rev., 4.00%, 9/1/27, Prerefunded at 100% of Par(1)	50,000	52,329
Alabama Public School and College Authority Rev., 5.00%, 11/1/37	200,000	222,179
Alabama Public School and College Authority Rev., 4.00%, 11/1/38	150,000	151,443
Alabama Public School and College Authority Rev., 5.00%, 11/1/39	250,000	275,562
Alabama Public School and College Authority Rev., 4.00%, 11/1/40	315,000	312,481
		1,116,136
Arizona — 0.9%
Arizona Transportation Board Rev., 5.00%, 7/1/24	50,000	50,917
Mesa Utility System Rev., 4.00%, 7/1/34	15,000	15,650
Phoenix GO, 5.00%, 7/1/25	85,000	88,192
Pima County Sewer System Rev., 5.00%, 7/1/24	25,000	25,461
Pima County Sewer System Rev., 5.00%, 7/1/25	35,000	36,293
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	30,000	32,150
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	60,000	65,693
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	70,000	76,187
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	40,000	41,935
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39	65,000	69,529
Scottsdale Municipal Property Corp. Rev., 5.00%, 7/1/30	50,000	55,755
State of Arizona COP, 5.00%, 10/1/25(1)	125,000	130,258
State of Arizona COP, 5.00%, 10/1/29(1)	10,000	11,307
State of Arizona Lottery Rev., 5.00%, 7/1/29(1)	30,000	33,771
		733,098
California — 16.4%
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/42	500,000	515,963
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/42	160,000	170,828
California State Public Works Board Rev., 5.00%, 2/1/26	1,000,000	1,049,415
California State Public Works Board Rev., 5.00%, 11/1/29	25,000	25,153
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/27	75,000	76,699
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/32	100,000	101,785
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/25	40,000	41,517
California State University Rev., 5.00%, 11/1/26	25,000	26,217
California State University Rev., 5.00%, 11/1/36	200,000	210,773
Chino Basin Regional Financing Authority Rev., (Inland Empire Utilities Agency), 4.00%, 11/1/25	25,000	25,430
Coast Community College District GO, 5.00%, 8/15/25, Prerefunded at 100% of Par(1)	40,000	41,658
Coast Community College District GO, 5.00%, 8/15/25, Prerefunded at 100% of Par(1)	75,000	78,109
Coast Community College District GO, Capital Appreciation, 0.00%, 8/1/27 (AGM)(2)	50,000	43,867
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/30	135,000	140,778
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/35	30,000	32,614
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/38	60,000	61,001
Fresno Unified School District GO, 4.00%, 8/1/41	200,000	199,449
Los Angeles Community College District GO, 5.00%, 8/1/24	10,000	10,209
Los Angeles Community College District GO, 5.00%, 8/1/25	65,000	67,746
Los Angeles Community College District GO, 5.00%, 6/1/26	60,000	63,711
Los Angeles Community College District GO, 4.00%, 8/1/34	100,000	103,235
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/37	60,000	64,434
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/38	105,000	112,426

Los Angeles County Public Works Financing Authority Rev., 5.00%, 12/1/39	650,000	663,424
Los Angeles County Public Works Financing Authority Rev., 4.00%, 12/1/40	60,000	59,520
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	35,000	39,194
Los Angeles Department of Airports Rev., 5.00%, 5/15/37	200,000	221,838
Los Angeles Department of Airports Rev., 4.00%, 5/15/39	10,000	10,259
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	200,000	220,883
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	75,000	76,440
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	65,000	71,555
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/24	25,000	25,477
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	25,000	25,967
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	50,000	50,987
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/40	75,000	82,323
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/40	125,000	140,569
Los Angeles Unified School District GO, 3.00%, 7/1/35	45,000	41,427
Los Angeles Unified School District GO, 4.00%, 7/1/40	70,000	70,276
Los Angeles Unified School District GO, 5.00%, 7/1/40	225,000	232,375
Los Angeles Unified School District GO, 3.00%, 7/1/45	150,000	118,014
Los Rios Community College District GO, 3.00%, 8/1/25	15,000	14,967
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/24	80,000	82,091
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/31	60,000	64,422
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/33	95,000	97,944
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/35	100,000	102,378
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26 (AGM)	120,000	124,823
Peralta Community College District GO, 4.00%, 8/1/39	25,000	24,569
Perris Union High School District GO, 4.00%, 9/1/43 (AGM)	50,000	49,356
Riverside County Public Financing Authority Rev., 4.125%, 11/1/25, Prerefunded at 100% of Par(1)	10,000	10,272
Riverside Unified School District GO, 4.00%, 8/1/42	675,000	670,359
Sacramento City Financing Authority Rev., (Sacramento), 5.25%, 12/1/30 (Ambac)	100,000	113,225
Sacramento Municipal Utility District Rev., 5.00%, 8/15/39	50,000	55,155
San Diego Association of Governments Rev., 5.00%, 11/15/26	275,000	287,762
San Diego Community College District GO, 4.00%, 8/1/26, Prerefunded at 100% of Par(1)	45,000	46,644
San Diego Community College District GO, 5.00%, 8/1/26, Prerefunded at 100% of Par(1)	30,000	31,999
San Diego Community College District GO, 5.00%, 8/1/26, Prerefunded at 100% of Par(1)	30,000	31,999
San Diego Community College District GO, 5.00%, 8/1/27	10,000	10,672
San Diego Community College District GO, 5.00%, 8/1/28	40,000	42,782
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility Rev.), 5.00%, 5/15/29	35,000	37,407
San Diego Unified School District GO, 5.00%, 7/1/26	75,000	78,120
San Diego Unified School District GO, 5.25%, 7/1/28 (AGM)	35,000	39,482
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/30(2)	40,000	31,754
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/34	125,000	127,804
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	250,000	250,661
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/32	20,000	22,461
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/35	40,000	44,727
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/24	25,000	25,668
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/34	70,000	76,525
San Francisco Public Utilities Commission Water Rev., 4.00%, 11/1/35	10,000	10,103
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/36	35,000	36,112
San Jose Financing Authority Rev., 5.00%, 6/1/39, Prerefunded at 100% of Par(1)	45,000	45,000
Santa County Clara GO, 3.50%, 8/1/38	175,000	168,413
Santa County Clara GO, 3.25%, 8/1/39	50,000	45,680
State of California GO, 5.00%, 8/1/27	200,000	208,545
State of California GO, 5.00%, 8/1/28	5,000	5,423
State of California GO, 5.00%, 9/1/28	400,000	418,353
State of California GO, 5.00%, 4/1/30	5,000	5,714
State of California GO, 5.00%, 4/1/30	20,000	22,413

State of California GO, 5.00%, 9/1/31	50,000	53,260
State of California GO, 5.00%, 10/1/31	15,000	16,955
State of California GO, 5.00%, 11/1/31	975,000	980,567
State of California GO, 5.25%, 8/1/32 (AGM)	230,000	274,953
State of California GO, 4.00%, 9/1/32	110,000	112,835
State of California GO, 4.00%, 9/1/33	60,000	61,499
State of California GO, 4.00%, 9/1/33	300,000	307,496
State of California GO, 4.00%, 10/1/34	40,000	42,021
State of California GO, 5.00%, 3/1/35	70,000	79,337
State of California GO, 3.00%, 10/1/35	300,000	278,511
State of California GO, 4.00%, 10/1/35	200,000	209,977
State of California GO, 4.00%, 3/1/36	145,000	150,830
State of California GO, 4.00%, 10/1/36	50,000	51,633
State of California GO, 4.00%, 11/1/36	50,000	51,909
State of California GO, 4.00%, 8/1/37	100,000	101,800
State of California GO, 3.00%, 10/1/37	90,000	80,399
State of California Department of Water Resources Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(1)	25,000	25,000
State of California Department of Water Resources Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(1)	135,000	138,862
Sweetwater Union High School District GO, 4.00%, 8/1/42	235,000	228,477
University of California Rev., 5.00%, 5/15/29	35,000	36,361
University of California Rev., 5.00%, 5/15/34	50,000	55,621
University of California Rev., 5.00%, 5/15/36	65,000	69,969
University of California Rev., 5.00%, 5/15/38	30,000	32,527
University of California Rev., 5.00%, 5/15/38	30,000	33,442
University of California Rev., 4.00%, 5/15/40	310,000	310,959
University of California Rev., 5.00%, 5/15/40	450,000	462,847
		13,223,376
Colorado — 1.0%
City & County of Denver GO, 5.00%, 8/1/30	325,000	373,812
City & County of Denver Airport System Rev., 5.00%, 11/15/23	50,000	50,317
City & County of Denver Airport System Rev., 5.00%, 11/15/24	30,000	30,697
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/24 (NATL)(2)	55,000	52,593
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/30 (NATL)(2)	80,000	61,724
Regional Transportation District Sales Tax Rev., 5.00%, 11/1/28	30,000	33,225
State of Colorado COP, 5.00%, 12/15/32	50,000	56,702
State of Colorado COP, 4.00%, 12/15/35	50,000	51,408
State of Colorado COP, 4.00%, 12/15/37	40,000	40,363
State of Colorado COP, 4.00%, 12/15/38	30,000	30,195
		781,036
Connecticut — 2.4%
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 4.125%, 7/1/41	75,000	71,556
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/42	400,000	411,880
State of Connecticut GO, 5.00%, 5/15/24	30,000	30,456
State of Connecticut GO, 5.00%, 4/15/25	25,000	25,799
State of Connecticut GO, 5.00%, 1/15/26	35,000	36,624
State of Connecticut GO, 4.00%, 1/15/31	50,000	53,625
State of Connecticut GO, 5.00%, 11/15/31	30,000	31,253
State of Connecticut GO, 3.00%, 1/15/32	20,000	19,264
State of Connecticut GO, 5.00%, 10/15/34	50,000	52,676
State of Connecticut GO, 4.00%, 1/15/37	75,000	77,198
State of Connecticut GO, 4.00%, 4/15/38	225,000	226,335
State of Connecticut, Special Tax Rev., 5.00%, 9/1/28	55,000	58,368
State of Connecticut, Special Tax Rev., 5.00%, 9/1/29	40,000	42,433
State of Connecticut, Special Tax Rev., 5.00%, 8/1/31	25,000	25,933
State of Connecticut, Special Tax Rev., 5.00%, 5/1/32	90,000	103,129

State of Connecticut, Special Tax Rev., 5.00%, 5/1/33	25,000	28,624
State of Connecticut, Special Tax Rev., 5.00%, 10/1/33	60,000	66,025
State of Connecticut, Special Tax Rev., 5.00%, 5/1/37	75,000	82,610
State of Connecticut, Special Tax Rev., 4.00%, 11/1/39	70,000	70,488
State of Connecticut, Special Tax Rev., 3.125%, 5/1/40	75,000	63,736
State of Connecticut, Special Tax Rev., 5.00%, 5/1/41	210,000	229,500
University of Connecticut Rev., 4.00%, 4/15/38	95,000	93,165
		1,900,677
District of Columbia — 4.4%
District of Columbia GO, 5.00%, 6/1/28	35,000	35,000
District of Columbia GO, 5.00%, 10/15/30	100,000	111,598
District of Columbia GO, 5.00%, 6/1/31	120,000	121,939
District of Columbia GO, 5.00%, 6/1/33	60,000	60,910
District of Columbia GO, 5.00%, 6/1/35	265,000	283,107
District of Columbia GO, 5.00%, 6/1/36	100,000	106,347
District of Columbia Rev., (District of Columbia Income Tax Rev.), 4.00%, 3/1/40	725,000	729,579
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/32	10,000	10,595
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/33	25,000	26,505
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	350,000	370,944
District of Columbia Rev., (Income Tax Revenue), 4.00%, 3/1/37	360,000	366,493
District of Columbia Rev., (Income Tax Revenue), 5.00%, 3/1/38	100,000	109,448
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/36	200,000	211,136
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/37	25,000	26,269
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/37	85,000	93,975
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/38	480,000	489,921
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/39	165,000	167,015
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/40	215,000	215,938
		3,536,719
Florida — 4.5%
Broward County Airport System Rev., 4.00%, 10/1/42	275,000	267,420
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/38	15,000	16,419
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	10,000	10,170
Central Florida Expressway Authority Rev., 3.25%, 7/1/36	60,000	55,524
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	95,000	95,098
Central Florida Expressway Authority Rev., 4.00%, 7/1/38	65,000	64,456
Central Florida Expressway Authority Rev., 4.00%, 7/1/41	135,000	130,573
Florida Municipal Power Agency Rev., (Florida Municipal Power Agency All-Requirements Power Supply Project Rev.), 5.00%, 10/1/28	160,000	168,423
Gainesville Utilities System Rev. Rev., 5.00%, 10/1/37	55,000	58,387
Hillsborough County School Board COP, 5.00%, 7/1/26	105,000	108,130
JEA Water & Sewer System Rev., 4.00%, 10/1/39	300,000	300,033
Miami-Dade County GO, 4.00%, 7/1/33	50,000	50,199
Miami-Dade County Aviation Rev., 5.00%, 10/1/28	50,000	52,740
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	85,000	85,816
Miami-Dade County Transit System Rev., 4.00%, 7/1/38	65,000	65,433
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/23	10,000	10,053
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/24	50,000	51,156
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/32	130,000	133,579
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/36	500,000	504,714
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/38	140,000	140,292
Miami-Dade County Water & Sewer System Rev., 3.125%, 10/1/39	25,000	21,359
Orange County Convention Center Rev., 4.00%, 10/1/36	50,000	49,474
Orange County Convention Center/Orlando Rev., 5.00%, 10/1/24	80,000	81,296
Orange County School Board COP, 5.00%, 8/1/33	50,000	51,749
Orange County School Board COP, 5.00%, 8/1/34	90,000	93,093

Palm Beach County School District COP, 5.00%, 8/1/29	130,000	142,612
Palm Beach County School District COP, 5.00%, 8/1/31	110,000	113,293
School Board of Miami-Dade County COP, 5.00%, 2/1/25	60,000	61,484
School Board of Miami-Dade County COP, 5.00%, 2/1/27	80,000	83,162
School Board of Miami-Dade County COP, 5.00%, 2/1/29	60,000	62,170
School Board of Miami-Dade County COP, 5.00%, 5/1/30	60,000	61,442
School Board of Miami-Dade County COP, 5.00%, 5/1/32	80,000	81,863
School District of Broward County COP, 5.00%, 7/1/32	25,000	28,042
Tampa Bay Water Rev., 5.50%, 10/1/24 (NATL)	55,000	56,526
Tampa-Hillsborough County Expressway Authority Rev., 4.00%, 7/1/42	250,000	239,434
		3,595,614
Georgia — 2.1%
Atlanta Department of Aviation Rev., 5.00%, 7/1/27	10,000	10,733
Atlanta Water & Wastewater Rev., 5.75%, 11/1/30 (AGM)	10,000	11,977
Atlanta Water & Wastewater Rev., 5.00%, 11/1/40	15,000	15,347
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/32 (AGM)	75,000	79,947
Fulton County Water & Sewerage Rev., 3.00%, 1/1/40	150,000	127,856
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/30	80,000	91,157
Gwinnett County School District GO, 4.00%, 2/1/37	200,000	207,847
Metropolitan Atlanta Rapid Transit Authority Rev., 5.00%, 7/1/33	310,000	328,496
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	45,000	42,532
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/39	260,000	240,720
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/29	20,000	22,569
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/38	250,000	253,817
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/39	50,000	50,325
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/41	235,000	235,936
		1,719,259
Hawaii — 0.8%
City & County Honolulu Wastewater System Rev., 3.00%, 7/1/41	90,000	76,158
City & County of Honolulu GO, 5.00%, 3/1/25	45,000	46,347
City & County of Honolulu GO, 5.00%, 9/1/30	185,000	204,909
City & County of Honolulu GO, 5.00%, 3/1/31	45,000	51,259
State of Hawaii GO, 5.00%, 10/1/30	60,000	64,890
State of Hawaii GO, 5.00%, 1/1/36	35,000	37,741
State of Hawaii GO, 3.00%, 4/1/36	30,000	27,888
State of Hawaii GO, 4.00%, 5/1/36	10,000	10,148
State of Hawaii GO, 5.00%, 1/1/38	75,000	80,084
State of Hawaii Airports System Rev., 5.00%, 7/1/33	35,000	39,629
		639,053
Illinois — 5.9%
Chicago O'Hare International Airport Rev., 5.00%, 1/1/30	45,000	46,055
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	25,000	26,020
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	170,000	173,998
Chicago O'Hare International Airport Rev., 5.00%, 1/1/34	25,000	25,979
Chicago O'Hare International Airport Rev., 5.00%, 1/1/35	90,000	95,019
Chicago O'Hare International Airport Rev., 4.00%, 1/1/37	100,000	101,483
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	35,000	36,532
Chicago Waterworks Rev., 5.00%, 11/1/39	340,000	343,562
Cook County Sales Tax Rev., 4.00%, 11/15/40	285,000	277,414
Cook County Sales Tax Rev., 4.00%, 11/15/41	100,000	96,743
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	135,000	127,690
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/32	115,000	123,422
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/35	25,000	26,617
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/38	90,000	90,119
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/26	150,000	154,934

Illinois Municipal Electric Agency Rev., 5.00%, 2/1/29	140,000	144,280
Illinois Municipal Electric Agency Rev., 4.00%, 2/1/33	240,000	242,124
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	20,000	21,741
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	25,000	28,059
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	135,000	151,520
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	30,000	33,655
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	1,000,000	1,006,776
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	135,000	138,961
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	75,000	77,550
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	80,000	78,120
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/25	100,000	104,268
Northern Illinois Municipal Power Agency Rev., 4.00%, 12/1/41	100,000	96,094
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/27	55,000	57,869
Sales Tax Securitization Corp. Rev., 5.50%, 1/1/32	10,000	10,976
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/37 (BAM)	150,000	161,536
Sales Tax Securitization Corp. Rev., 4.00%, 1/1/40 (BAM)	135,000	130,942
Springfield Electric Rev., 4.00%, 3/1/40 (AGM)	20,000	19,117
State of Illinois GO, 5.00%, 2/1/26	40,000	41,468
State of Illinois GO, 5.00%, 2/1/27	200,000	201,468
State of Illinois GO, 5.00%, 10/1/31	100,000	110,713
State of Illinois GO, 5.00%, 3/1/34	40,000	43,702
State of Illinois GO, 5.00%, 5/1/35	35,000	35,256
State of Illinois GO, 4.00%, 11/1/38	20,000	19,439
State of Illinois GO, 5.50%, 5/1/39	15,000	16,382
State of Illinois Rev., 5.00%, 6/15/26	15,000	15,016
		4,732,619
Indiana — 0.7%
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/36	390,000	395,202
Indiana Municipal Power Agency Rev., 5.00%, 1/1/33	50,000	52,002
Indiana Municipal Power Agency Rev., 4.00%, 1/1/42	100,000	96,984
		544,188
Kentucky — 0.7%
Kentucky Asset Liability Commission Rev., 5.00%, 9/1/26	50,000	50,856
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 11/1/25	50,000	51,943
Louisville and Jefferson County Metropolitan Sewer District Rev., 4.00%, 5/15/36	500,000	500,354
		603,153
Louisiana — 0.4%
East Baton Rouge Sewerage Commission Rev., 5.00%, 2/1/25, Prerefunded at 100% of Par(1)	85,000	87,505
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/36	160,000	160,008
State of Louisiana GO, 5.00%, 8/1/27	75,000	79,622
		327,135
Maryland — 2.3%
Montgomery County GO, 5.00%, 11/1/24	35,000	35,876
Prince County George's GO, 5.00%, 7/15/31	100,000	110,879
State of Maryland GO, 5.00%, 3/15/25	25,000	25,811
State of Maryland GO, 5.00%, 8/1/27	500,000	541,794
State of Maryland GO, 5.00%, 3/15/29	25,000	28,035
State of Maryland GO, 5.00%, 8/1/30	15,000	17,253
State of Maryland GO, 5.00%, 3/15/31	25,000	27,048
State of Maryland GO, 3.25%, 3/15/32	25,000	24,924
State of Maryland GO, 5.00%, 8/1/35	105,000	118,967
State of Maryland GO, 5.00%, 6/1/36	150,000	173,218
State of Maryland Department of Transportation Rev., 2.125%, 10/1/31	70,000	62,321
State of Maryland Department of Transportation Rev., 4.00%, 10/1/32	690,000	715,334
		1,881,460

Massachusetts — 3.2%
Massachusetts GO, 5.50%, 8/1/30 (Ambac)	150,000	174,205
Massachusetts GO, 5.00%, 9/1/30	10,000	11,295
Massachusetts GO, 5.00%, 2/1/35	50,000	53,436
Massachusetts GO, 3.00%, 7/1/35	100,000	93,196
Massachusetts GO, 5.00%, 9/1/37	50,000	53,987
Massachusetts GO, 4.00%, 12/1/39	50,000	49,784
Massachusetts GO, 4.00%, 11/1/40	275,000	277,025
Massachusetts GO, 5.00%, 11/1/41	55,000	58,141
Massachusetts GO, 4.00%, 4/1/42	645,000	637,445
Massachusetts GO, 5.00%, 11/1/45	75,000	81,429
Massachusetts GO, 5.00%, 11/1/50	75,000	80,533
Massachusetts Bay Transportation Authority Rev., 0.00%, Capital Appreciation, 7/1/31(2)	500,000	370,078
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 3/1/39	75,000	75,595
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 5.00%, 10/15/29	10,000	11,384
Massachusetts Development Finance Agency Rev., (Suffolk University), 4.00%, 7/1/39	105,000	96,254
Massachusetts School Building Authority Rev., 5.00%, 11/15/33	25,000	26,624
Massachusetts School Building Authority Rev., 5.00%, 8/15/37	60,000	61,905
Massachusetts Transportation Fund Rev., 5.00%, 6/1/25	150,000	155,498
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/33	155,000	171,238
		2,539,052
Michigan — 2.9%
Michigan Finance Authority Rev., (Detroit Public Lighting Authority Utility Users Tax Rev.), 5.00%, 7/1/39	165,000	165,154
Michigan Finance Authority Rev., (Detroit), 4.50%, 10/1/29	170,000	169,288
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/26 (AGM)	25,000	25,371
Michigan State Building Authority Rev., 5.00%, 10/15/29	1,320,000	1,330,163
Michigan State Building Authority Rev., 5.00%, 4/15/30	30,000	31,464
Michigan State Building Authority Rev., 5.00%, 10/15/30	10,000	10,672
State of Michigan Rev., 5.00%, 3/15/24	220,000	222,528
State of Michigan Trunk Line Rev., 5.00%, 11/15/29	75,000	85,184
State of Michigan Trunk Line Rev., 4.00%, 11/15/37	25,000	25,511
State of Michigan Trunk Line Rev., 4.00%, 11/15/37	75,000	76,653
University of Michigan Rev., 5.00%, 4/1/26, Prerefunded at 100% of Par(1)	20,000	21,117
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/40	200,000	204,211
		2,367,316
Minnesota — 0.2%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/27	30,000	31,887
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/28	25,000	26,629
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/30	20,000	21,285
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/31	100,000	106,288
		186,089
Mississippi†
State of Mississippi GO, 5.00%, 10/1/27, Prerefunded at 100% of Par(1)	25,000	27,207
Missouri — 0.4%
Missouri Joint Municipal Electric Utility Commission Rev., 5.00%, 12/1/40	275,000	279,565
Springfield School District No. R-12 GO, 3.00%, 3/1/39	20,000	17,386
St. Louis Airport Rev., 5.50%, 7/1/28 (NATL)	25,000	27,816
		324,767
Nebraska — 1.2%
Omaha Public Power District Rev., 5.00%, 2/1/31	30,000	33,386
Omaha Public Power District Rev., 4.00%, 2/1/39	910,000	910,847
		944,233
Nevada — 0.9%
Clark County Passenger Facility Charge Rev., 5.00%, 7/1/33	55,000	60,722
Clark County School District GO, 5.00%, 6/15/26	15,000	15,637

Clark County School District GO, 5.00%, 6/15/27	125,000	130,339
Las Vegas Valley Water District GO, 4.00%, 6/1/39	200,000	200,227
State of Nevada Highway Improvement Rev., 5.00%, 12/1/25	50,000	52,317
State of Nevada Highway Improvement Rev., 5.00%, 12/1/26	45,000	47,386
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	50,000	52,710
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	105,000	112,682
Truckee Meadows Water Authority Rev., 5.00%, 7/1/34	25,000	26,202
		698,222
New Jersey — 2.7%
Garden State Preservation Trust Rev., 5.75%, 11/1/28 (AGM)	25,000	27,127
Garden State Preservation Trust Rev., Capital Appreciation, 0.00%, 11/1/28 (AGM)(2)	5,000	4,156
Hudson County Improvement Authority Rev., 4.00%, 10/1/46	100,000	98,340
Hudson County Improvement Authority Rev., 4.00%, 10/1/51	150,000	145,700
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/25	30,000	30,191
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/26	50,000	52,562
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/27	25,000	25,424
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/23	100,000	100,040
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/25, Prerefunded at 100% of Par(1)	20,000	20,739
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/25, Prerefunded at 100% of Par(1)	25,000	25,923
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	95,000	95,795
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 12/15/26, Prerefunded at 100% of Par(1)	140,000	149,776
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.50%, 12/15/26, Prerefunded at 100% of Par(1)	20,000	21,730
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.00%, 6/15/27, Prerefunded at 100% of Par(1)	25,000	26,164
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.375%, 6/15/27	25,000	25,299
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/27, Prerefunded at 100% of Par(1)	90,000	97,605
New Jersey Educational Facilities Authority Rev., (Montclair State University, Inc.), 5.00%, 7/1/39	20,000	20,210
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	55,000	56,872
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	5,000	5,222
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/27	25,000	26,757
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/27	35,000	37,460
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/30	25,000	26,114
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/30	100,000	110,584
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	140,000	146,006
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	50,000	53,222
New Jersey Turnpike Authority Rev., 5.00%, 1/1/30	285,000	289,818
New Jersey Turnpike Authority Rev., 5.00%, 1/1/31	15,000	16,309
New Jersey Turnpike Authority Rev., 5.00%, 1/1/31	20,000	21,745
New Jersey Turnpike Authority Rev., 5.00%, 1/1/32	10,000	10,869
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	25,000	26,589
New Jersey Turnpike Authority Rev., 4.00%, 1/1/34	25,000	25,683
New Jersey Turnpike Authority Rev., 5.00%, 1/1/34	25,000	26,562
New Jersey Turnpike Authority Rev., 4.00%, 1/1/35	20,000	20,436
New Jersey Turnpike Authority Rev., 5.00%, 1/1/35	10,000	10,808
New Jersey Turnpike Authority Rev., 5.00%, 1/1/36	10,000	10,752
New Jersey Turnpike Authority Rev., 3.25%, 1/1/38	30,000	26,867
New Jersey Turnpike Authority Rev., 5.00%, 1/1/40	15,000	15,889
State of New Jersey GO, 5.00%, 6/1/28	50,000	54,603
State of New Jersey GO, 4.00%, 6/1/30	100,000	106,134
State of New Jersey GO, 4.00%, 6/1/31	25,000	26,641

State of New Jersey GO, 4.00%, 6/1/33	40,000	40,023
State of New Jersey GO, 4.00%, 6/1/34	20,000	20,257
		2,179,003
New Mexico — 0.1%
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/31	45,000	52,013
New York — 15.0%
Dutchess County Local Development Corp. Rev., (Vassar College), 5.00%, 7/1/42	20,000	20,884
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/28	25,000	26,521
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/29	60,000	63,691
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/32	20,000	21,205
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	160,000	168,039
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/42	30,000	31,274
Long Island Power Authority Rev., 5.00%, 9/1/33	55,000	60,650
Long Island Power Authority Rev., 5.00%, 9/1/38	100,000	107,679
Long Island Power Authority Rev., 5.00%, 9/1/41	165,000	171,676
Metropolitan Transportation Authority Rev., 5.00%, 11/15/25	110,000	113,113
Metropolitan Transportation Authority Rev., 4.00%, 11/15/36	40,000	39,114
Metropolitan Transportation Authority Rev., 5.00%, 11/15/37	40,000	40,408
Metropolitan Transportation Authority Rev., 5.00%, 11/15/41	100,000	101,074
Metropolitan Transportation Authority Rev., 5.00%, 11/15/44 (AGM)	25,000	25,842
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/33	25,000	27,422
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/35	25,000	26,602
Nassau County GO, 5.00%, 10/1/27	80,000	87,200
New York City GO, 5.00%, 8/1/25	165,000	167,861
New York City GO, 5.00%, 8/1/25	200,000	207,341
New York City GO, 5.00%, 8/1/26	25,000	26,448
New York City GO, 5.00%, 8/1/27	50,000	50,111
New York City GO, 5.00%, 8/1/27	100,000	107,747
New York City GO, 5.00%, 8/1/28	10,000	10,886
New York City GO, 5.25%, 10/1/30	50,000	55,132
New York City GO, 5.00%, 8/1/37	105,000	109,948
New York City GO, 5.00%, 12/1/38	30,000	32,312
New York City GO, 4.00%, 8/1/39	305,000	305,281
New York City GO, 4.00%, 8/1/41	400,000	396,352
New York City GO, 5.00%, 12/1/41	80,000	83,710
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 4.00%, 3/1/45 (AGM)	100,000	94,037
New York City Transitional Finance Authority Building Aid Rev., 5.00%, 7/15/29	25,000	27,084
New York City Transitional Finance Authority Building Aid Rev., 5.00%, 7/15/35	25,000	26,941
New York City Transitional Finance Authority Building Aid Rev., 4.00%, 7/15/36	50,000	50,686
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/36	155,000	159,203
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/37	130,000	132,125
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/38	50,000	50,500
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/41	75,000	74,531
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee Rev.), 5.00%, 11/15/40	75,000	76,727
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/34	75,000	77,510
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/36	50,000	50,577
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/36	100,000	104,272
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/39	10,000	10,377
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/40	285,000	280,680
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/24(1)	60,000	60,734
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26	35,000	36,440
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/30	100,000	108,298
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/30	500,000	551,705

New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	40,000	44,088
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	40,000	45,876
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	100,000	111,166
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/37	75,000	76,238
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/38	65,000	65,495
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/39	200,000	200,620
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	25,000	26,885
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/40	100,000	99,701
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/41	125,000	134,573
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 3.00%, 3/15/41	530,000	439,201
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/42	100,000	103,216
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/32	75,000	75,932
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/33	60,000	63,455
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/34	165,000	171,344
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	50,000	53,995
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/40	105,000	112,356
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/42	25,000	26,514
New York State Dormitory Authority Rev., (Trustees of Columbia University in the New York City), 5.00%, 10/1/38	70,000	75,468
New York State Thruway Authority Rev., 5.00%, 1/1/26	40,000	40,324
New York State Thruway Authority Rev., 5.00%, 1/1/29	100,000	102,597
New York State Thruway Authority Rev., 4.00%, 1/1/38	100,000	100,540
New York State Thruway Authority Rev., 4.00%, 1/1/39	100,000	100,013
New York State Thruway Authority Rev., 4.00%, 1/1/40	35,000	34,701
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	100,000	102,020
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/40	120,000	132,812
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	75,000	74,915
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/24, Prerefunded at 100% of Par(1)	30,000	30,409
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26	55,000	57,790
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26, Prerefunded at 100% of Par(1)	115,000	120,815
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/29	65,000	67,426
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	25,000	27,050
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	50,000	52,482
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	110,000	111,367
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	25,000	28,602
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/34	150,000	157,728
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/34	60,000	60,713
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/35	25,000	28,249
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	50,000	54,480
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	30,000	30,483
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	85,000	85,602
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/38	200,000	219,687
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	65,000	64,518
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/41	50,000	54,187
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/41	110,000	118,406
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	15,000	16,583
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	140,000	159,017
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 4.00%, 3/15/39	1,265,000	1,273,279
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/39	70,000	75,850
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/29	10,000	11,032
Port Authority of New York & New Jersey Rev., 5.00%, 10/15/31	5,000	5,198
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/33	15,000	17,085
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/34	425,000	466,623
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/35	40,000	44,951

Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	100,000	102,162
Sales Tax Asset Receivable Corp. Rev., 5.00%, 10/15/24, Prerefunded at 100% of Par(1)	10,000	10,237
Sales Tax Asset Receivable Corp. Rev., 5.00%, 10/15/24(1)	50,000	51,183
Suffolk County Water Authority Rev., 3.00%, 6/1/32	10,000	10,007
Suffolk County Water Authority Rev., 3.25%, 6/1/43	15,000	12,949
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/23	100,000	100,693
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/25	20,000	20,865
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	60,000	64,287
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	80,000	87,017
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	50,000	55,498
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/34	95,000	101,563
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/37	200,000	211,559
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	50,000	52,785
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/41	100,000	102,451
Utility Debt Securitization Authority Rev., 5.00%, 12/15/25	35,000	35,269
Utility Debt Securitization Authority Rev., 5.00%, 6/15/27	40,000	41,482
Utility Debt Securitization Authority Rev., 5.00%, 6/15/28	25,000	26,509
Utility Debt Securitization Authority Rev., 5.00%, 12/15/32	85,000	88,926
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	25,000	26,149
Utility Debt Securitization Authority Rev., 5.00%, 12/15/34	85,000	89,851
Utility Debt Securitization Authority Rev., 5.00%, 12/15/36	50,000	51,950
		12,054,999
North Carolina — 0.7%
Charlotte Water & Sewer System Rev., 5.00%, 7/1/40	25,000	25,672
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/31	50,000	51,735
North Carolina Turnpike Authority Rev., 0.00%, Capital Appreciation, 1/1/41(2)	500,000	226,763
State of North Carolina GO, 5.00%, 6/1/29	60,000	67,761
State of North Carolina Rev., 5.00%, 3/1/30	10,000	11,133
State of North Carolina Rev., 5.00%, 3/1/33	115,000	127,748
Wake County GO, 5.00%, 3/1/24	35,000	35,443
		546,255
Ohio — 2.5%
American Municipal Power, Inc. Rev., 5.00%, 2/15/33	90,000	99,635
American Municipal Power, Inc. Rev., 5.00%, 2/15/35	100,000	109,890
American Municipal Power, Inc. Rev., 4.00%, 2/15/36	45,000	45,058
American Municipal Power, Inc. Rev., 4.00%, 2/15/37	435,000	428,537
American Municipal Power, Inc. Rev., 4.00%, 2/15/38	50,000	48,771
American Municipal Power, Inc. Rev., 5.00%, 2/15/42	400,000	402,220
Cincinnati City School District GO, 5.25%, 12/1/29 (NATL)	15,000	17,091
Cincinnati City School District GO, 5.25%, 12/1/30 (NATL)	30,000	34,655
Cincinnati City School District GO, 5.25%, 12/1/31 (NATL)	5,000	5,865
Hamilton County Sales Tax Rev. Rev., 4.00%, 12/1/32	250,000	253,706
Northeast Ohio Regional Sewer District Rev., 3.00%, 11/15/39	230,000	196,440
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/36	75,000	83,267
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/39	100,000	109,914
Rickenbacker Port Authority Rev., 5.375%, 1/1/32	45,000	51,076
State of Ohio GO, 5.00%, 8/1/24	30,000	30,589
State of Ohio Rev., 5.00%, 12/15/23	55,000	55,461
		1,972,175
Oklahoma — 0.7%
Cleveland County Educational Facilities Authority Rev., (Cleveland County Independent School District No. 2 Moore), 4.00%, 6/1/31	80,000	82,475
Grand River Dam Authority Rev., 5.00%, 6/1/25	250,000	257,987
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/30	175,000	197,420
		537,882

Oregon — 0.5%
Deschutes Public Library District GO, 3.00%, 12/1/41	100,000	82,384
Multnomah County School District No. 1 Portland GO, 5.00%, 6/15/24 (SCH BD GTY)	25,000	25,446
Oregon State Lottery Rev., 5.00%, 4/1/27	175,000	180,458
State of Oregon Department of Transportation Rev., 5.00%, 11/15/23	30,000	30,224
State of Oregon Department of Transportation Rev., 5.00%, 11/15/24, Prerefunded at 100% of Par(1)	65,000	66,504
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 6/15/24, Prerefunded at 100% of Par (SCH BD GTY)(1)	35,000	35,612
		420,628
Pennsylvania — 3.3%
Delaware Valley Regional Finance Authority Rev., 5.50%, 8/1/28 (Ambac)	25,000	27,778
Delaware Valley Regional Finance Authority Rev., 5.75%, 7/1/32	25,000	30,199
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	175,000	187,717
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	300,000	299,944
Northampton County General Purpose Authority Rev., (Lafayette College), 5.00%, 11/1/34	100,000	106,619
Pennsylvania GO, 4.00%, 7/1/23	25,000	25,011
Pennsylvania GO, 5.00%, 1/1/24	25,000	25,239
Pennsylvania GO, 5.00%, 9/15/24	100,000	102,228
Pennsylvania GO, 5.00%, 1/1/28	5,000	5,342
Pennsylvania GO, 4.00%, 5/1/33	220,000	231,419
Pennsylvania GO, 3.00%, 9/15/36	80,000	72,482
Pennsylvania GO, 3.00%, 5/1/38	25,000	21,545
Pennsylvania GO, 2.00%, 5/1/39	30,000	21,215
Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 8/15/41	1,000,000	976,100
Pennsylvania State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/29 (AGM)	30,000	33,388
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	30,000	30,218
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/40	25,000	25,676
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/41	30,000	30,969
Philadelphia GO, 4.00%, 8/1/35	20,000	20,176
Philadelphia Authority for Industrial Development Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/42	170,000	158,096
Philadelphia Gas Works Co Rev., 5.00%, 8/1/50 (AGM)	100,000	105,493
Philadelphia Water & Wastewater Rev. Rev., 5.00%, 10/1/42	90,000	94,272
		2,631,126
Rhode Island — 1.3%
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/23	25,000	25,012
Rhode Island Health & Educational Building Corp. Rev., (Brown University), 4.00%, 9/1/37	1,000,000	1,012,820
		1,037,832
South Carolina — 1.0%
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/23, Prerefunded at 100% of Par(1)	30,000	30,244
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/26	500,000	504,459
South Carolina Public Service Authority Rev., 5.00%, 12/1/26	50,000	50,918
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	120,000	124,458
South Carolina Public Service Authority Rev., 5.00%, 12/1/36	25,000	25,513
South Carolina Public Service Authority Rev., 3.00%, 12/1/41	50,000	39,146
South Carolina Public Service Authority Rev., 4.00%, 12/1/42	60,000	56,598
		831,336
Tennessee — 0.7%
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 7/1/23, Prerefunded at 100% of Par(1)	500,000	500,616
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 1/1/26	50,000	52,406
		553,022
Texas — 9.4%
Austin GO, 2.95%, 9/1/27	25,000	24,674
Bexar County GO, 4.00%, 6/15/41	75,000	75,053

Bexar County GO, 5.00%, 6/15/42	400,000	421,788
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/24	30,000	30,614
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/24	35,000	35,716
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/25	50,000	51,971
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/26	25,000	26,476
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/38	445,000	485,294
Board of Regents of the University of Texas System Rev., 4.00%, 8/15/42	245,000	243,382
Central Texas Regional Mobility Authority Rev., 3.375%, 1/1/41	35,000	29,760
Central Texas Turnpike System Rev., 4.00%, 8/15/38	360,000	339,966
Central Texas Turnpike System Rev., 5.00%, 8/15/39	90,000	96,241
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	80,000	80,927
Dallas GO, 5.00%, 2/15/27	655,000	660,935
Dallas Area Rapid Transit Rev., 5.00%, 12/1/29	35,000	39,275
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	240,000	268,186
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/32	15,000	17,079
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	50,000	56,839
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	65,000	65,294
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	65,000	73,890
Dallas Fort Worth International Airport Rev., 4.125%, 11/1/39	530,000	525,545
Dallas Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	35,000	35,729
Dallas Independent School District GO, 5.00%, 8/15/24, Prerefunded at 100% of Par (PSF-GTD)(1)	40,000	40,778
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/27	80,000	83,218
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/31	190,000	200,679
Houston GO, 5.00%, 3/1/24	75,000	75,916
Houston GO, 5.00%, 3/1/28	35,000	38,192
Houston Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	55,000	57,576
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/40	65,000	66,166
North Texas Tollway Authority Rev., 5.00%, 1/1/30	65,000	66,655
North Texas Tollway Authority Rev., 5.00%, 1/1/30	65,000	68,087
North Texas Tollway Authority Rev., 4.00%, 1/1/37	50,000	50,386
North Texas Tollway Authority Rev., 4.00%, 1/1/38	35,000	34,463
North Texas Tollway Authority Rev., 5.00%, 1/1/43	400,000	418,277
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/28	10,000	10,469
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/36	20,000	20,292
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/38	30,000	29,799
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/38	25,000	26,638
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/30 (AGC)(2)	100,000	79,429
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/26	75,000	78,530
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/29	40,000	42,240
San Antonio Public Facilities Corp. Rev., 4.00%, 9/15/42	750,000	715,038
State of Texas GO, 4.00%, 4/1/24, Prerefunded at 100% of Par(1)	50,000	50,278
State of Texas GO, 5.00%, 4/1/24, Prerefunded at 100% of Par(1)	60,000	60,820
State of Texas GO, 5.00%, 10/1/24, Prerefunded at 100% of Par(1)	50,000	51,091
State of Texas GO, 5.00%, 10/1/28	40,000	41,793
State of Texas GO, 5.00%, 10/1/30	55,000	59,876
State of Texas GO, 5.00%, 10/1/33	100,000	108,613
Texas A&M University Rev., 5.00%, 5/15/25	295,000	305,594
Texas Transportation Commission State Highway Fund Rev., 5.00%, 4/1/24	5,000	5,072
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/29	45,000	46,773
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/34	105,000	105,919
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/38	400,000	402,208
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/38	285,000	307,208
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/40	75,000	76,954

Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/28	25,000	26,871
University of Texas System Rev., 5.00%, 8/15/30	50,000	57,265
		7,593,797
Utah — 1.4%
City of Salt Lake City Airport Revenue Rev., 5.00%, 7/1/42	150,000	155,194
State of Utah GO, 5.00%, 7/1/28	125,000	138,458
State of Utah GO, 5.00%, 7/1/29	40,000	44,843
Utah Transit Authority Rev., 5.00%, 6/15/25, Prerefunded at 100% of Par(1)	30,000	31,048
Utah Transit Authority Rev., 5.00%, 6/15/25	110,000	113,593
Utah Transit Authority Rev., 5.00%, 6/15/25, Prerefunded at 100% of Par(1)	600,000	620,959
Utah Transit Authority Rev., 5.25%, 6/15/32 (AGM)	40,000	46,646
		1,150,741
Virginia — 1.3%
Richmond Public Utility Rev., 5.00%, 1/15/28	25,000	26,109
University of Virginia Rev., 5.00%, 4/1/38	25,000	26,647
Virginia College Building Authority Rev., 5.00%, 2/1/30	75,000	81,552
Virginia College Building Authority Rev., 5.00%, 2/1/31	70,000	74,798
Virginia College Building Authority Rev., 4.00%, 2/1/33	40,000	40,656
Virginia College Building Authority Rev., 3.00%, 2/1/35	80,000	75,374
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/24	50,000	50,849
Virginia Commonwealth Transportation Board Rev., 5.00%, 3/15/25	25,000	25,811
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/26	50,000	53,104
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/27	60,000	65,059
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/32	10,000	10,853
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/33	50,000	54,238
Virginia Public Building Authority Rev., 5.00%, 8/1/27	100,000	108,236
Virginia Small Business Financing Authority Rev., (Hampton University), 4.00%, 10/1/38	360,000	345,169
		1,038,455
Washington — 5.2%
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	50,000	52,191
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 5.00%, 11/1/36	50,000	56,580
Central Puget Sound Regional Transit Authority Rev., (Sales Motor Vehicle & Rental Car Tax), 5.00%, 11/1/26	50,000	53,327
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/23(1)	35,000	35,040
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/25	25,000	25,939
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	25,000	25,440
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	65,000	70,180
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	20,000	21,514
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/30	25,000	27,486
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/31	15,000	15,254
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	50,000	51,704
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	25,000	25,821
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	50,000	56,210
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	65,000	74,363
Energy Northwest Rev., (Bonneville Power Administration), 4.00%, 7/1/42	985,000	978,709
King County Sewer Rev., 4.00%, 7/1/31	125,000	128,173
Seattle Municipal Light & Power Rev., 4.00%, 7/1/41	640,000	641,439
Snohomish County Public Utility District No. 1 Electric System Rev. Rev., 5.00%, 12/1/40	200,000	205,821
State of Washington GO, 5.00%, 8/1/24	300,000	306,063
State of Washington GO, 4.00%, 7/1/26	50,000	50,223
State of Washington GO, 4.00%, 7/1/27	50,000	50,043
State of Washington GO, 5.00%, 8/1/28	50,000	52,926
State of Washington GO, 5.00%, 7/1/29	250,000	261,716
State of Washington GO, 5.00%, 8/1/31	25,000	26,957
State of Washington GO, 5.00%, 8/1/32	40,000	41,638

State of Washington GO, 5.00%, 8/1/32	255,000	274,859
State of Washington GO, 5.00%, 8/1/34	145,000	150,692
State of Washington GO, 5.00%, 8/1/36	55,000	57,407
State of Washington GO, 5.00%, 2/1/40	40,000	43,526
State of Washington GO, 5.00%, 8/1/40	265,000	286,790
State of Washington GO, 5.00%, 2/1/41	25,000	27,135
University of Washington Rev., 4.00%, 6/1/37	10,000	10,034
		4,185,200
West Virginia — 0.1%
State of West Virginia GO, 5.00%, 12/1/41	70,000	74,516
Wisconsin — 0.1%
WPPI Energy Rev., 5.00%, 7/1/37	75,000	75,086
TOTAL MUNICIPAL SECURITIES (Cost $81,752,978)		79,354,475
SHORT-TERM INVESTMENTS †
Money Market Funds †
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Class (Cost $6,655)	6,656	6,656
TOTAL INVESTMENT SECURITIES — 98.7% (Cost $81,759,633)		79,361,131
OTHER ASSETS AND LIABILITIES — 1.3%		1,041,257
TOTAL NET ASSETS — 100.0%		$80,402,388

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corporation
AGM	–	Assured Guaranty Municipal Corporation
BAM	–	Build America Mutual Assurance Company
COP	–	Certificates of Participation
GO	–	General Obligation
NATL	–	National Public Finance Guarantee Corporation
PSF-GTD	–	Permanent School Fund Guaranteed
SCH BD GTY	–	School Bond Guaranty
†Category is less than 0.05% of total net assets.
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$79,354,475	—
Short-Term Investments	$6,656	—	—
	$6,656	$79,354,475	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.